UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2008

Item 1. Report to Stockholders.


Calvert
Investments that make a difference®

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March 31, 2008
Semi-Annual Report
Calvert Social Index Fund

Calvert
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Table of Contents

President's Letter
1

Social Update
4

Portfolio Management Discussion
6

Shareholder Expense Example
10

Statement of Net Assets
12

Statement of Operations
29

Statements of Changes in Net Assets
30

Notes to Financial Statements
32

Financial Highlights
37

Explanation of Financial Tables
41

Proxy Voting and Availability of Quarterly Portfolio Holdings
43

Basis for Board's Approval of Investment Advisory Contracts
43

Dear Shareholder:

The six months ended March 31, 2008 featured deep turmoil in the financial markets in response to the subprime mortgage crisis, with steep declines in the equity markets. Investors continued to be spooked by the credit crunch, worries about an economic slowdown or recession, and oil prices that exceeded $110 per barrel. Against this backdrop, Calvert's socially responsible equity portfolio managers continued to face significant market headwinds. As oil prices remained high, energy stocks continued to fare well and persistent problems in the Financial sector hampered stock performance in that arena. Working in our favor, however, was a flight to quality as investors favored stocks with dependable earnings and dividends.

By the numbers, the broad-market equity benchmark Standard & Poor's 500 Index returned -12.46% from October 1, 2007 through March 31, 2008. The Russell 1000 Index of large-cap stocks returned -12.41% over the six months, while the small-cap benchmark Russell 2000 Index posted a -14.02% return. Stocks outside the U.S. fared slightly better during the reporting period but still lost significant ground. The Citigroup/S&P World ex-U.S. Extended Market Index, a benchmark for foreign stocks, returned -11.24%.

Fed Takes Aggressive Action

The Federal Reserve has taken a nearly unprecedented series of actions to stabilize the financial markets and reassure investors. The Fed moved aggressively to add liquidity to the financial system and reduced its target federal funds rate by a total of 2.5 percentage points. Even more significant than the central bank's loosening of monetary policy were its actions in March, when it orchestrated a buyout of investment firm Bear Stearns to prevent it from abruptly going out of business. Although some say that the Fed essentially bailed out Bear Stearns and other financial firms from their overly aggressive risk-taking, the Fed's actions did prove effective, stabilizing the financial system and providing some confidence to investors.

Flight to Quality

Amid the market turbulence, no style of equity investment was truly dominant during the six-month period. In the fourth quarter of 2007, growth stocks generally outperformed value shares in a continuation of a trend that lasted for most of 2007. However, in the first quarter of 2008 that trend reversed and value stocks started to perform better than growth companies.

In terms of sector performance during the reporting period, most stock sectors lost value. Financial stocks had some of the most precipitous declines as investors remain extremely wary about the subprime mortgage exposures of banks and other financial companies. However, some stocks in other market sectors may be underpriced in light of their long-term value. In recent years, investors had been irrationally paying as much for riskier stocks as for higher-quality stocks in the hopes of earning a little more return. Now, in this more cautious environment, we see opportunities for the higher-quality stocks largely favored in our equity portfolios to shine.

Climate Change, Sudan Inroads

Shareholder advocacy means using our position as an owner in a company to push for improved corporate performance. Calvert routinely engages companies, policymakers, and other investors on critical governance and sustainability challenges. For 2008, Calvert is off to a strong start for the proxy voting season. To date, we have filed 25 resolutions and co-filed another four resolutions on our core issues (e.g., climate change, diversity, and disclosure) as well as the Sudan, privacy rights, and product safety. Overall, of the 29 submitted, 16 have thus far been withdrawn after the company involved agreed to address our concerns. For more information on the proxy votes, please visit www.calvert.com, select the "Socially Responsible Investing" tab and click on "Shareholder Advocacy."

Sudan Divestment

Calvert's continued partnership with the Sudan Divestment Task Force and the Save Darfur Coalition takes a variety of approaches to ending this humanitarian crisis. As part of a coalition, we have filed shareholder resolutions calling on six major Wall Street firms that are among the largest U.S. shareholders of foreign oil companies to push Sudan to end the violence in Darfur.

In addition, Calvert was the only investment firm to submit a comment letter to the Securities and Exchange Commission (SEC) during the period it considered implementing regulations related to mutual funds' divestment from the Sudan. The SEC rule that went into effect on April 30 included "safe harbor" legal protections for mutual funds under the Sudan Accountability and Divestment Act that President Bush signed into law on December 31. Calvert lobbied the SEC to require strong disclosure requirements for mutual funds regarding any continued ownership of companies with operations in the Sudan and links to the country's government, which the SEC adopted in its rule.

In our March 14 comment letter, Calvert assistant vice president and associate general counsel Ivy Wafford Duke wrote "...it is the right of investors to ensure that their investments do not support genocide and do support peace and security in the Sudan. Full and complete disclosure by divesting companies helps advance this effort." We were gratified that the SEC incorporated this and several other provisions advanced by Calvert into its new rule.

Maintain a Long-Term View

In tough markets, investors should pay close attention to corporate fundamentals and sustainable business practices. The type of bottom-up, fundamental analysis that many of Calvert's portfolio managers conduct tends to favor companies that exhibit sustainable business practices and long-term financial performance.

The financial markets will probably continue to be volatile for at least the next few months, so it's important that you maintain a long-term view in terms of your investments and not get swept up in the day-to-day fluctuations in the market. Your financial advisor is an excellent source of guidance, so please continue to consult with him or her about your investment plan.

As always, thank you for your continued confidence in Calvert's investment products.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
April 2008

Social Update
from the Calvert Social Research Department

The work of Calvert's Social Research Department and our unique investment programs continue to demonstrate Calvert's leadership in socially responsible investment practices. This Social Update highlights key initiatives and involvement for the six-month reporting period ended March 31, 2008.

Renewable Energy

Last fall, Calvert collaborated with the Investor Network on Climate Risk policy working group (coordinated by Ceres) to create legislation that will establish incentives to improve energy efficiency, accelerate renewable energy, and boost vehicle fuel economy standards. In February, we also testified at the Maryland House of Delegates in support of its Global Warming Solutions Act. And in March, we participated in a "Policy Tour" organized by the Clean Technology and Sustainable Industries Organization to impress upon legislators the importance of policies that will encourage the growth of a clean technology and sustainable energy industry in the U.S.

Indigenous Peoples' Rights

To encourage the participation of Native American leaders in Indigenous Peoples' rights advocacy activities, Calvert co-sponsored a one-day pre-conference event at the annual SRI in the Rockies conference called "Native American Leaders for SRI" with the Indigenous Peoples Task Force of the Social Investment Forum. The unprecedented American Indian engagement at the event brought together leaders from 13 American Indian Tribes with socially responsible investment practitioners (money managers, community investors, and social researchers).

Subprime Lending

Calvert has developed an advocacy plan in response to the subprime mortgage crisis to persuade mortgage lenders across the industry to adopt transparent, responsible lending policies--which we believe will reduce the number of risky loans to borrowers who are the least able to repay.

Special Equities

A modest but important portion of certain Funds is allocated to venture capital investment in innovative companies that are developing for-profit products or services that address important social or environmental issues. We recently increased our investment in groSolar (Global Resource Options, Inc.), a Vermont-based installer of solar cells and panels. Since our first purchase, the company acquired Energy Outfitters in December 2006, and now has a broad solar distribution network in North America.1

Given the success of our investment in the China Environment Fund II (2004), we have invested with the same team for the China Environment Fund III.1 Both funds have the same core philosophy and approach, but the holdings vary because of changing market conditions and events. Calvert was the only U.S. investor to participate in the China Environment Fund II, and its success has encouraged more interest in cleantech companies within China.

Community Investments

Many of our Funds participate in Calvert's High Social Impact Investment (HSII) program, which is administered through the Calvert Social Investment Foundation. This community investment program may allocate up to 3% of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.2

During the reporting period, the Calvert Social Investment Foundation made its first loan in the local currency to microfinance organization EDPYME Edyficar in Peru. This enables us to make the loan without passing on the risk that the dollar will be devalued, effectively reducing the amount of the loan.

Given the current economic environment in the U.S., it's also notable that the Foundation's Affordable Housing Portfolio continues to provide affordable financing and homes to low-income communities while avoiding the delinquencies and foreclosure rates common among conventional mortgage banking providers. The Portfolio currently holds $20 million in loans to 36 successful, nationally recognized nonprofit housing developers and lenders.

We appreciate your investment in Calvert mutual funds and will continue to manage your investments with an eye on both financial performance and corporate integrity.

1. As of March 31, 2008, groSolar (Global Resource Options, Inc.) was 0.26% of CSIF Equity Portfolio; China Environment Fund II (2004) was 0.01% of CSIF Equity Portfolio and 0.02% of Calvert World Values International Equity Fund; and China Environment Fund III was 0.01% of Calvert Large Cap Growth Fund.

2. As of March 31, 2008, Calvert Social Investment Foundation Community Investment Notes represented the following percentages of Fund net assets: Calvert Capital Accumulation Fund, 1.19%; Calvert World Values International Equity Fund, 0.67%; Calvert New Vision Small Cap Fund, 1.07%; and Calvert Large Cap Growth Fund, 0.20%. All holdings are subject to change without notice. The Calvert Social Investment Foundation is a 501(c)(3) nonprofit organization. The Foundation's Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Group-sponsored investment product.

Portfolio Management Discussion

John Nichols
Vice President, Equities
Calvert Asset Management Company

For the six months ended March 31, 2008, Calvert Social Index Fund Class A shares (at NAV) returned -14.09% versus a return for the Calvert Social Index (CSI) of -13.75%. Unlike the Index, the Fund bears management expenses and transaction costs and these factors accounted for the Fund's margin of underperformance.

The CSI did not perform as well as other large-cap stock measures such as the Russell 1000® Index and the Standard & Poor's 500 Index, which both fell more than 12% for the period. A relatively light exposure to the strong-performing Energy sector and an overweight to the weak Financials industry hurt performance.

Portfolio Statistics
March 31, 2008

Investment Performance
(total return at NAV*)
	6 Months ended 3/31/08	12 Months ended 3/31/08
Class A	(14.09%)	(7.96%)
Class B	(14.48%)	(8.85%)
Class C	(14.50%)	(8.86%)
Class I	(13.80%)	(7.42%)
Calvert Social Index	(13.75%)	(7.48%)
Lipper Multi Cap Core Funds Average	(12.40%)	(5.57%)

Ten Largest Stock Holdings
	% of Net Assets
Microsoft Corp.	3.3%
AT&T, Inc.	3.3%
Procter & Gamble Co.	3.1%
Johnson & Johnson	2.6%
Bank of America Corp.	2.4%
International Business Machines Corp.	2.2%
JPMorgan Chase & Co.	2.1%
Cisco Systems, Inc.	2.0%
Pfizer, Inc.	2.0%
Apple, Inc.	1.8%
Total	24.8%

*Investment performance/return at NAV does not reflect the deduction of the Fund's maximum 4.75% front-end sales charge or any deferred sales charge.

Investment Environment

Several major equity market benchmarks hit all-time highs in early October 2007, but continued problems in the housing and mortgage markets dragged equities down over the balance of the period. As mortgage defaults increased and major banks and brokerage houses around the globe announced large losses from exotic securities backed by sub-

prime mortgages, investors worried about the potential for a dramatic economic slowdown and, possibly, a recession. Weak holiday sales and rising levels of unemployment only heightened concerns. As a result, the stock market performed poorly during the period.

The Federal Reserve (Fed) used both old and new means in an effort to stabilize markets and allay investors' fears. It cut interest rates five times, lowering its target interest rate from 4.75% to 2.25%. It has also joined with other central banks to provide liquidity to firms that hold problematic exotic securities while the markets resolve these problems.

The Fed also made a series of historically significant policy announcements--such as allowing investment banks to borrow directly from the Fed and agreeing to finance $30 billion of Bear Stearns' most illiquid assets so the company could be sold--which calmed the turmoil by the end of March.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy. The investment objective of the Fund is to match, as closely as possible, the day-to-day performance of the Calvert Social Index. We do this by buying all, or virtually all, of the stocks in the Index and holding them in the same proportion. Fluctuation in the Fund's total return is a direct reflection of fluctuating performance for Index stocks based on changing market conditions.

Energy stocks produced the best returns in the Index over the six-month period, as companies with significant operations in natural gas led markets. In fact, Energy was the only sector in the Index to produce a positive return, with four companies--EOG Resources, Southwestern Energy, Range Resources, and Quicksilver Resources--gaining more than 50% during the period.1

The Financials sector, which accounts for more than one-fifth of the total market value of the Index, produced the worst returns for the period. However, social criteria helped the Index and Fund avoid some of the most problematic companies such as Citigroup

(-53%), Federal National Mortgage Association (-44%), Merrill Lynch (-56%), Bear Stearns (-91%), and Countrywide Financial (-70%).

Outlook

While the wave of market anxiety appears to have crested in March, neither the economy nor the financial markets are out of the woods. We expect continued volatility in the market for a protracted period. However, that may create attractive opportunities in both stocks and bonds.

April 2008

1. All returns shown for individual holdings reflect that part of the reporting period the holdings were held.

As of March 31, 2008, the following companies represented the following percentages of Fund net assets: EOG Resources 0.42%, Southwestern Energy 0.16%, Range Resources 0.13%, Quicksilver Resources 0.05%, Citigroup 0%, Federal National Mortgage Association 0%, Merrill Lynch 0%, and Countrywide Financial 0%. All portfolio holdings are subject to change without notice.

Portfolio Statistics
March 31, 2008

Average Annual Total Returns
(with max. load)
Class A Shares
One year	(12.36%)
Five Year	7.60%
Since inception	(3.20%)
(6/30/00)
Class B Shares
One year	(13.41%)
Five Year	7.42%
Since inception	(3.54%)
(6/30/00)
Class C Shares
One year	(9.77%)
Five Year	7.58%
Since inception	(3.54%)
(6/30/00)

Portfolio Statistics
March 31, 2008

Average Annual Total Returns
Class I Shares
One year	(7.42%)
Five Year	9.15%
Since inception	(2.16%)
(6/30/00)

Economic Sectors	% of total investments
Consumer Discretionary	8.6%
Consumer Staples	9.7%
Energy	3.2%
Financials	22.3%
Health Care	13.1%
Industrials	7.4%
Information Technology	27.0%
Materials	1.6%
Telecommunications Services	4.1%
U.S. Government Agency Obligations	1.8%
U.S. Treasury	0.2%
Utilities	1.0%
Total	100%

Performance Comparison
Comparison of change in value of $10,000 investment.

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum 4.75% front-end sales charge or deferred sales charge, as applicable. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During Period* 10/1/07 - 3/31/08
Class A
Actual	$1,000.00	$859.10	$3.49
Hypothetical	$1,000.00	$1,021.25	$3.79
(5% return per year before expenses)
Class B
Actual	$1,000.00	$855.20	$8.12
Hypothetical	$1,000.00	$1,016.25	$8.82
(5% return per year before expenses)
Class C
Actual	$1,000.00	$855.00	$8.12
Hypothetical	$1,000.00	$1,016.25	$8.82
(5% return per year before expenses)
Class I
Actual	$1,000.00	$862.00	$0.98
Hypothetical	$1,000.00	$1,023.95	$1.06
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366.

Statement of Net Assets
March 31, 2008

Equity Securities - 97.3%	Shares	Value
Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	1,111	$38,829
Hexcel Corp.*	1,088	20,792
Spirit AeroSystems Holdings, Inc.*	1,184	26,261
		85,882

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	2,049	111,466
Expeditors International Washington, Inc.	2,572	116,203
FedEx Corp.	3,406	315,634
United Parcel Service, Inc., Class B	8,148	594,967
		1,138,270

Airlines - 0.2%
Continental Airlines, Inc., Class B*	1,175	22,595
JetBlue Airways Corp.*	1,912	11,090
Southwest Airlines Co.	8,633	107,049
UAL Corp.	1,335	28,743
US Airways Group, Inc.*	974	8,678
		178,155

Auto Components - 0.2%
BorgWarner, Inc.	1,400	60,242
Gentex Corp.	1,654	28,366
TRW Automotive Holdings Corp.*	612	14,303
WABCO Holdings, Inc.	684	31,204
		134,115

Automobiles - 0.1%
Harley-Davidson, Inc.	2,901	108,788

Beverages - 1.7%
Hansen Natural Corp.*	831	29,335
PepsiCo, Inc.	19,306	1,393,893
		1,423,228

Biotechnology - 2.1%
Amgen, Inc.*	12,985	542,513
Amylin Pharmaceuticals, Inc.*	1,627	47,525
Biogen Idec, Inc.*	3,505	216,223
Genzyme Corp.*	3,123	232,788
Gilead Sciences, Inc.*	11,116	572,808
Medarex, Inc.*	1,452	12,850
Millennium Pharmaceuticals, Inc.*	3,863	59,722
OSI Pharmaceuticals, Inc.*	659	24,640
PDL BioPharma, Inc.*	1,345	14,244
Vertex Pharmaceuticals, Inc.*	1,659	39,634
		1,762,947

Equity Securities - Cont'd	Shares	Value
Building Products - 0.3%
Lennox International, Inc.	740	$26,618
Masco Corp.	4,386	86,974
Owens Corning, Inc.*	1,021	18,511
Trane, Inc.	2,059	94,508
USG Corp.*	865	31,849
		258,460

Capital Markets - 3.3%
Affiliated Managers Group, Inc.*	344	31,215
Bank of New York Mellon Corp.	13,605	567,737
Charles Schwab Corp.	11,250	211,837
E*Trade Financial Corp.*	5,034	19,431
Eaton Vance Corp.	1,457	44,453
Federated Investors, Inc., Class B	1,135	44,447
Franklin Resources, Inc.	1,925	186,706
Goldman Sachs Group, Inc.	4,301	711,342
Investment Technology Group, Inc.*	514	23,737
Janus Capital Group, Inc.	1,961	45,632
Jefferies Group, Inc.	1,272	20,517
Lazard Ltd.	595	22,729
Legg Mason, Inc.	1,583	88,616
Northern Trust Corp.	2,348	156,072
SEI Investments Co.	1,638	40,442
State Street Corp.	4,614	364,506
T. Rowe Price Group, Inc.	3,189	159,450
TD Ameritrade Holding Corp.*	2,790	46,063
Waddell & Reed Financial, Inc.	968	31,102
		2,816,034

Chemicals - 1.0%
Air Products & Chemicals, Inc.	2,400	220,800
Airgas, Inc.	815	37,058
Ecolab, Inc.	2,126	92,332
International Flavors & Fragrances, Inc.	890	39,204
Lubrizol Corp.	819	45,463
Nalco Holding Co.	1,667	35,257
Praxair, Inc.	3,774	317,884
Sigma-Aldrich Corp.	1,324	78,977
		866,975

Commercial Banks - 5.2%
Associated Banc-Corp	1,376	36,643
BancorpSouth, Inc.	891	20,636
Bank of Hawaii Corp.	574	28,447
BB&T Corp.	6,588	211,211
Cathay General Bancorp	603	12,500
City National Corp.	461	22,801
Colonial BancGroup, Inc.	1,761	16,958
Comerica, Inc.	1,767	61,986
Commerce Bancshares, Inc.	792	33,288
Cullen/Frost Bankers, Inc.	665	35,272
East West Bancorp, Inc.	661	11,733
Fifth Third Bancorp	5,910	123,637

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
First Horizon National Corp.	1,451	$20,328
First Midwest Bancorp, Inc.	576	15,995
FirstMerit Corp.	863	17,830
Fulton Financial Corp.	2,002	24,605
Huntington Bancshares, Inc.	4,234	45,515
KeyCorp	4,439	97,436
M&T Bank Corp.	939	75,571
Marshall & Ilsley Corp.	3,021	70,087
National City Corp.	6,862	68,277
PNC Financial Services Group, Inc.	4,060	266,214
Popular, Inc.	2,946	34,350
Regions Financial Corp.	8,360	165,110
South Financial Group, Inc.	842	12,512
SunTrust Banks, Inc.	4,173	230,099
SVB Financial Group*	398	17,369
Synovus Financial Corp.	3,212	35,525
TCF Financial Corp.	1,385	24,819
UCBH Holdings, Inc.	1,199	9,304
Umpqua Holdings Corp.	709	10,997
US Bancorp	20,628	667,522
Valley National Bancorp	1,399	26,875
Wachovia Corp.	23,723	640,521
Webster Financial Corp.	619	17,252
Wells Fargo & Co.	38,157	1,110,369
Whitney Holding Corp.	781	19,361
Wilmington Trust Corp.	788	24,507
Zions Bancorp	1,273	57,985
		4,421,447

Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	1,116	54,963
Brink's Co.	440	29,559
Corporate Executive Board Co.	421	17,042
Covanta Holding Corp.*	1,237	34,017
Deluxe Corp.	592	11,372
Dun & Bradstreet Corp.	699	56,885
Herman Miller, Inc.	739	18,157
HNI Corp.	401	10,783
Manpower, Inc.	952	53,560
Monster Worldwide, Inc.*	1,376	33,313
Pitney Bowes, Inc.	2,564	89,791
Robert Half International, Inc.	1,893	48,726
RR Donnelley & Sons Co.	2,530	76,684
United Stationers, Inc.*	311	14,835
Watson Wyatt Worldwide, Inc.	489	27,751
		577,438

Communications Equipment - 4.3%
3Com Corp.*	4,553	10,427
ADC Telecommunications, Inc.*	1,354	16,356
Adtran, Inc.	640	11,840
Ciena Corp.*	982	30,275

Equity Securities - Cont'd	Shares	Value
Communications Equipment - Cont'd
Cisco Systems, Inc.*	71,226	$1,715,834
CommScope, Inc.*	772	26,889
Corning, Inc.	18,691	449,332
F5 Networks, Inc.*	972	17,661
Foundry Networks, Inc.*	1,493	17,289
InterDigital, Inc.*	537	10,638
JDS Uniphase Corp.*	2,401	32,149
Juniper Networks, Inc.*	6,296	157,400
Motorola, Inc.	26,941	250,551
Polycom, Inc.*	1,014	22,856
QUALCOMM, Inc.	19,312	791,792
Sonus Networks, Inc.*	3,003	10,330
Tellabs, Inc.*	4,627	25,217
		3,596,836

Computers & Peripherals - 7.5%
Apple, Inc.*	10,461	1,501,153
Dell, Inc.*	23,541	468,937
Diebold, Inc.	750	28,162
EMC Corp.*	25,081	359,661
Emulex Corp.*	1,005	16,321
Hewlett-Packard Co.	30,804	1,406,511
International Business Machines Corp.	16,322	1,879,315
Lexmark International, Inc.*	1,108	34,038
NCR Corp.*	2,178	49,724
NetApp, Inc.*	4,196	84,130
Palm, Inc.	1,095	5,475
QLogic Corp.*	1,731	26,571
SanDisk Corp.*	2,756	62,203
Seagate Technology LLC	6,447	135,000
Sun Microsystems, Inc.*	9,472	147,100
Teradata Corp.*	2,178	48,047
Western Digital Corp.*	2,664	72,035
		6,324,383

Construction & Engineering - 0.1%
EMCOR Group, Inc.*	736	16,347
Quanta Services, Inc.*	1,956	45,320
		61,667

Construction Materials - 0.0%
Eagle Materials, Inc.	558	19,837

Consumer Finance - 1.0%
American Express Co.	12,243	535,264
AmeriCredit Corp.*	1,285	12,940
Capital One Financial Corp.	4,456	219,324
First Marblehead Corp.	647	4,827
SLM Corp.	6,180	94,863
		867,218

Equity Securities - Cont'd	Shares	Value
Containers & Packaging - 0.2%
AptarGroup, Inc.	739	$28,769
Bemis Co., Inc.	1,204	30,618
Sealed Air Corp.	1,862	47,015
Sonoco Products Co.	1,133	32,438
		138,840

Distributors - 0.1%
Genuine Parts Co.	2,026	81,486

Diversified Consumer Services - 0.2%
DeVry, Inc.	707	29,581
ITT Educational Services, Inc.*	479	22,000
Regis Corp.	525	14,432
Sotheby's	768	22,203
Strayer Education, Inc.	168	25,620
Weight Watchers International, Inc.	442	20,478
		134,314

Diversified Financial Services - 5.5%
Bank of America Corp.	53,747	2,037,549
CIT Group, Inc.	2,206	26,141
CME Group, Inc.	636	298,348
IntercontinentalExchange, Inc.*	832	108,576
JPMorgan Chase & Co.	40,433	1,736,597
Leucadia National Corp.	1,988	89,897
Liberty Media Corp. - Capital*	1,486	23,390
Moody's Corp.	2,621	91,289
Nasdaq Stock Market, Inc.*	1,661	64,214
NYSE Euronext	2,681	165,445
		4,641,446

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	72,119	2,762,158
CenturyTel, Inc.	1,332	44,276
Citizens Communications Co.	4,048	42,463
Embarq Corp.	1,841	73,824
Time Warner Telecom, Inc.*	1,675	25,946
Windstream Corp.	5,762	68,856
		3,017,523

Electric Utilities - 0.0%
Hawaiian Electric Industries, Inc.	941	22,462

Electrical Equipment - 0.9%
AMETEK, Inc.	1,279	56,161
Baldor Electric Co.	486	13,608
Belden, Inc.	519	18,331
Cooper Industries Ltd.	2,106	84,556
Emerson Electric Co.	9,463	486,966
General Cable Corp.*	603	35,619
Hubbell, Inc., Class B	590	25,777
Roper Industries, Inc.	1,040	61,818
		782,836

Equity Securities - Cont'd	Shares	Value
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc.*	4,435	$132,296
Amphenol Corp.	2,098	78,151
Anixter International, Inc.*	370	23,695
Arrow Electronics, Inc.*	1,459	49,095
Avnet, Inc.*	1,726	56,492
Flextronics International Ltd.*	9,821	92,219
FLIR Systems, Inc.*	1,622	48,806
Ingram Micro, Inc.*	1,729	27,370
Itron, Inc.*	345	31,129
Jabil Circuit, Inc.	2,080	19,677
Mettler-Toledo International, Inc.*	429	41,664
Molex, Inc.	741	17,162
Sanmina-SCI Corp.*	5,244	8,495
Tech Data Corp.*	635	20,828
Trimble Navigation Ltd.*	1,388	39,683
		686,762

Energy Equipment & Services - 1.0%
Cameron International Corp.*	2,624	109,263
Core Laboratories NV*	276	32,927
Exterran Holdings, Inc.*	761	49,115
FMC Technologies, Inc.*	1,567	89,147
Global Industries Ltd.*	1,010	16,251
Grant Prideco, Inc.*	1,508	74,224
Helix Energy Solutions Group, Inc.*	975	30,713
Noble Corp.	3,241	160,980
SEACOR Holdings, Inc.*	272	23,218
Smith International, Inc.	2,413	154,987
Superior Energy Services, Inc.*	943	37,362
Tidewater, Inc.	657	36,207
Unit Corp.*	534	30,251
W-H Energy Services, Inc.*	350	24,097
		868,742

Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc.*	749	26,732
Costco Wholesale Corp.	5,232	339,923
CVS Caremark Corp.	17,109	693,085
SUPERVALU, Inc.	2,569	77,019
SYSCO Corp.	7,288	211,498
Walgreen Co.	11,845	451,176
Whole Foods Market, Inc.	1,634	53,873
		1,853,306

Food Products - 1.2%
Campbell Soup Co.	2,842	96,486
Corn Products International, Inc.	855	31,755
Del Monte Foods Co.	2,302	21,938
Flowers Foods, Inc.	974	24,107
General Mills, Inc.	4,012	240,239
H.J. Heinz Co.	3,588	168,528
Hershey Co.	1,815	68,371
J.M. Smucker Co.	653	33,048

Equity Securities - Cont'd	Shares	Value
Food Products - Cont'd
Kellogg Co.	2,961	$155,630
McCormick & Co., Inc.	1,258	46,508
Wm. Wrigley Jr. Co.	2,630	165,269
		1,051,879

Gas Utilities - 0.5%
AGL Resources, Inc.	891	30,579
Atmos Energy Corp.	984	25,092
Energen Corp.	745	46,414
Equitable Resources, Inc.	1,392	81,989
Nicor, Inc.	518	17,358
Oneok, Inc.	1,153	51,458
Piedmont Natural Gas Co., Inc.	816	21,428
Questar Corp.	2,078	117,532
Southern Union Co.	1,162	27,040
WGL Holdings, Inc.	567	18,178
		437,068

Health Care Equipment & Supplies - 2.4%
Advanced Medical Optics, Inc.*	685	13,905
Beckman Coulter, Inc.	723	46,670
Becton Dickinson & Co.	2,748	235,916
Cooper Co's, Inc.	514	17,697
Dentsply International, Inc.	1,716	66,238
Edwards Lifesciences Corp.*	674	30,027
Gen-Probe, Inc.*	649	31,282
Hologic, Inc.*	1,513	84,123
Hospira, Inc.*	1,885	80,621
Idexx Laboratories, Inc.*	718	35,369
Immucor, Inc.*	795	16,965
Intuitive Surgical, Inc.*	461	149,525
Inverness Medical Innovations, Inc.*	889	26,759
Kinetic Concepts, Inc.*	610	28,200
Medtronic, Inc.	13,619	658,751
Mentor Corp.	411	10,571
ResMed, Inc.*	933	39,354
St. Jude Medical, Inc.*	4,112	177,597
Stryker Corp.	3,748	243,807
Varian Medical Systems, Inc.*	1,520	71,197
		2,064,574

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	1,947	79,788
Brookdale Senior Living, Inc.	487	11,639
Cardinal Health, Inc.	4,260	223,693
Cigna Corp.	3,369	136,680
Coventry Health Care, Inc.*	1,883	75,979
DaVita, Inc.*	1,287	61,467
Express Scripts, Inc.*	2,571	165,367
Health Management Associates, Inc.*	2,533	13,399
Health Net, Inc.*	1,295	39,886
Healthways, Inc.*	399	14,101
Henry Schein, Inc.*	1,019	58,491

Equity Securities - Cont'd	Shares	Value
Health Care Providers & Services - Con'td
Laboratory Corp. of America Holdings*	1,320	$97,258
LifePoint Hospitals, Inc.*	664	18,240
Lincare Holdings, Inc.*	874	24,568
Magellan Health Services, Inc.*	451	17,900
McKesson Corp.	3,457	181,043
Omnicare, Inc.	1,399	25,406
Patterson Co's, Inc.*	1,492	54,160
Psychiatric Solutions, Inc.*	626	21,234
Quest Diagnostics, Inc.	1,815	82,165
Universal Health Services, Inc., Class B	583	31,301
VCA Antech, Inc.*	952	26,037
WellCare Health Plans, Inc.*	503	19,592
		1,479,394

Health Care Technology - 0.1%
Cerner Corp.*	769	28,668
HLTH Corp.*	2,095	19,986
IMS Health, Inc.	2,283	47,966
		96,620

Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	1,214	22,520
Cheesecake Factory*	738	16,081
Gaylord Entertainment Co.*	472	14,297
Starbucks Corp.*	8,788	153,790
Vail Resorts, Inc.*	354	17,094
Wendy's International, Inc.	1,053	24,282
		248,064

Household Durables - 0.7%
Black & Decker Corp.	727	48,055
D.R. Horton, Inc.	3,265	51,424
Garmin Ltd.	1,541	83,229
Harman International Industries, Inc.	753	32,786
KB Home	925	22,875
MDC Holdings, Inc.	411	17,998
Mohawk Industries, Inc.*	652	46,690
NVR, Inc.*	57	34,057
Pulte Homes, Inc.	2,433	35,400
Ryland Group, Inc.	509	16,741
Snap-on, Inc.	684	34,781
Stanley Works	976	46,477
Tempur-Pedic International, Inc.	861	9,471
Whirlpool Corp.	906	78,623
		558,607

Household Products - 4.2%
Church & Dwight Co., Inc.	785	42,578
Clorox Co.	1,653	93,626
Colgate-Palmolive Co.	6,190	482,263
Kimberly-Clark Corp.	5,085	328,237
Procter & Gamble Co.	36,772	2,576,614
		3,523,318

Equity Securities - Cont'd	Shares	Value
Industrial Conglomerates - 0.8%
3M Co.	7,753	$613,650
Carlisle Co's, Inc.	720	24,077
Teleflex, Inc.	459	21,899
		659,626

Insurance - 6.1%
ACE Ltd.	3,885	213,908
Aflac, Inc.	5,865	380,932
Alleghany Corp.*	61	20,900
Ambac Financial Group, Inc.	3,429	19,717
American Financial Group, Inc.	815	20,831
American International Group, Inc.	26,619	1,151,272
American National Insurance Co.	181	19,313
AON Corp.	3,219	129,404
Arch Capital Group Ltd.*	546	37,494
Arthur J. Gallagher & Co.	1,100	25,982
Aspen Insurance Holdings Ltd.	877	23,135
Axis Capital Holdings Ltd.	1,617	54,946
Brown & Brown, Inc.	1,309	22,750
Chubb Corp.	4,424	218,900
Cincinnati Financial Corp.	1,869	71,097
Commerce Group, Inc.	601	21,672
Conseco, Inc.*	2,179	22,226
Endurance Specialty Holdings Ltd.	668	24,449
Erie Indemnity Co.	546	27,950
Everest Re Group Ltd.	742	66,431
Fidelity National Financial, Inc.	2,536	46,485
First American Corp.	949	32,209
Genworth Financial, Inc.	5,169	117,026
Hanover Insurance Group, Inc.	588	24,190
Hartford Financial Services Group, Inc.	3,779	286,335
HCC Insurance Holdings, Inc.	1,372	31,131
IPC Holdings Ltd.	698	19,544
Lincoln National Corp.	3,274	170,248
Markel Corp.*	117	51,477
MBIA, Inc.	2,674	32,676
Montpelier Re Holdings Ltd.	1,142	18,329
Nationwide Financial Services	564	26,666
PartnerRe Ltd.	655	49,977
Philadelphia Consolidated Holding Corp.*	691	22,250
Phoenix Co's, Inc.	1,289	15,739
Platinum Underwriters Holdings Ltd.	690	22,397
Principal Financial Group, Inc.	3,087	172,008
Progressive Corp.	7,578	121,778
Protective Life Corp.	804	32,610
Prudential Financial, Inc.	5,305	415,116
RenaissanceRe Holdings Ltd.	730	37,894
Safeco Corp.	1,071	46,995
StanCorp Financial Group, Inc.	603	28,769
Torchmark Corp.	1,108	66,602
Transatlantic Holdings, Inc.	304	20,170
Travelers Co.'s, Inc.	7,412	354,664
Unitrin, Inc.	551	19,472

Equity Securities - Cont'd	Shares	Value
Insurance - Cont'd
Unum Group	4,355	$95,854
White Mountains Insurance Group Ltd.	91	43,680
Willis Group Holdings Ltd.	1,267	42,584
WR Berkley Corp.	1,890	52,334
XL Capital Ltd.	2,099	62,025
		5,152,543

Internet & Catalog Retail - 0.6%
Amazon.Com, Inc.*	3,565	254,184
Expedia, Inc.*	2,494	54,594
Liberty Media Corp. - Interactive*	6,986	112,754
NutriSystem, Inc.*	383	5,772
priceline.com, Inc.*	395	47,740
		475,044

Internet Software & Services - 2.6%
Akamai Technologies, Inc.*	2,005	56,461
Digital River, Inc.*	463	14,339
eBay, Inc.*	14,004	417,879
Equinix, Inc.*	361	24,003
Google, Inc.*	2,813	1,239,042
ValueClick, Inc.*	1,152	19,872
Yahoo!, Inc.*	15,241	440,922
		2,212,518

IT Services - 1.8%
Acxiom Corp.	802	9,520
Automatic Data Processing, Inc.	6,345	268,965
Broadridge Financial Solutions, Inc.	1,667	29,339
Cognizant Technology Solutions Corp.*	3,470	100,040
Convergys Corp.*	1,575	23,720
DST Systems, Inc.*	584	38,392
Electronic Data Systems Corp.	6,142	102,264
Fidelity National Information Services, Inc.	2,324	88,637
Fiserv, Inc.*	1,991	95,747
Global Payments, Inc.	936	38,713
Hewitt Associates, Inc.*	1,136	45,179
Iron Mountain, Inc.*	2,198	58,115
MasterCard, Inc.	854	190,433
Metavante Technologies, Inc.*	1,344	26,867
MoneyGram International, Inc.	965	1,795
NeuStar, Inc.*	882	23,355
Paychex, Inc.	3,872	132,655
Unisys Corp.*	3,917	17,352
VeriFone Holdings, Inc.*	763	12,109
Western Union Co.	8,972	190,834
		1,494,031

Equity Securities - Cont'd	Shares	Value
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,459	$61,121
Mattel, Inc.	4,317	85,908
Polaris Industries, Inc.	428	17,552
Pool Corp.	520	9,823
		174,404

Life Sciences - Tools & Services - 0.8%
Affymetrix, Inc.*	791	13,771
Applera Corp. - Applied Biosystems Group	2,009	66,016
Illumina, Inc.*	655	49,714
Invitrogen Corp.*	558	47,692
Millipore Corp.*	658	44,356
Pharmaceutical Product Development, Inc.	1,258	52,710
Techne Corp.*	475	31,996
Thermo Fisher Scientific, Inc.*	5,019	285,280
Varian, Inc.*	353	20,446
Waters Corp.*	1,205	67,119
		679,100

Machinery - 2.4%
AGCO Corp.*	1,104	66,108
Briggs & Stratton Corp.	507	9,075
Bucyrus International, Inc.	423	42,998
CLARCOR, Inc.	575	20,441
Cummins, Inc.	2,204	103,191
Danaher Corp.	2,946	223,984
Deere & Co.	5,205	418,690
Donaldson Co., Inc.	806	32,466
Dover Corp.	2,293	95,802
Flowserve Corp.	688	71,813
Gardner Denver, Inc.*	604	22,408
Graco, Inc.	754	27,340
Harsco Corp.	1,014	56,155
IDEX Corp.	929	28,511
Illinois Tool Works, Inc.	5,408	260,828
Kennametal, Inc.	892	26,252
Lincoln Electric Holdings, Inc.	468	30,181
PACCAR, Inc.	4,401	198,045
Pall Corp.	1,412	49,519
Parker Hannifin Corp.	2,009	139,163
Pentair, Inc.	1,152	36,749
Terex Corp.*	1,241	77,563
Toro Co.	458	18,957
		2,056,239

Marine - 0.1%
Alexander & Baldwin, Inc.	519	22,359
Kirby Corp.*	608	34,656
		57,015

Media - 2.1%
A. H. Belo Corp.*	202	2,309
Belo Corp.	1,012	10,697
Discovery Holding Co.*	3,235	68,647

Equity Securities - Cont'd	Shares	Value
Media - Cont'd
DISH Network Corp.*	2,486	$71,423
E.W. Scripps Co.	938	39,405
Getty Images, Inc.*	594	19,008
Idearc, Inc.	1,674	6,093
John Wiley & Sons, Inc.	536	21,279
Lamar Advertising Co.*	782	28,097
Liberty Global, Inc.*	2,039	69,489
McGraw-Hill Co.'s, Inc.	3,915	144,659
Meredith Corp.	443 ,	16,945
New York Times Co.	1,634	30,850
Omnicom Group, Inc.	3,830	169,209
RH Donnelley Corp.*	812	4,109
Sirius Satellite Radio, Inc.*	15,308	43,781
Time Warner, Inc.	43,189	605,510
Viacom, Inc., Class B*	6,519	258,283
Virgin Media, Inc.	3,377	47,514
Washington Post Co., Class B	70	46,305
XM Satellite Radio Holdings, Inc.*	3,783	43,959
		1,747,571

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	797	47,708

Multiline Retail - 0.9%
Big Lots, Inc.*	1,080	24,084
Dollar Tree, Inc.*	1,126	31,067
Family Dollar Stores, Inc.	1,586	30,927
Kohl's Corp.*	3,343	143,381
Nordstrom, Inc.	2,243	73,122
Saks, Inc.*	1,449	18,069
Target Corp.	8,862	449,126
		769,776

Multi-Utilities - 0.4%
Aquila, Inc.*	4,313	13,845
Consolidated Edison, Inc.	3,265	129,620
Integrys Energy Group, Inc.	873	40,717
MDU Resources Group, Inc.	1,943	47,701
NiSource, Inc.	3,306	56,995
OGE Energy Corp.	1,029	32,074
Puget Energy, Inc.	1,348	34,873
		355,825

Office Electronics - 0.2%
Xerox Corp.	11,158	167,035
Zebra Technologies Corp.*	797	26,556
		193,591

Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc.*	509	10,078
Chesapeake Energy Corp.	5,802	267,762
Cimarex Energy Co.	954	52,222
Denbury Resources, Inc.*	2,916	83,252

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - Cont'd
EOG Resources, Inc.	2,947	$353,640
Mariner Energy, Inc.*	927	25,038
Overseas Shipholding Group, Inc.	347	24,304
Pioneer Natural Resources Co.	1,444	70,929
Plains Exploration & Production Co.*	1,351	71,792
Quicksilver Resources, Inc.*	1,266	46,247
Range Resources Corp.	1,792	113,702
Southwestern Energy Co.*	4,082	137,523
Spectra Energy Corp.	7,569	172,195
St. Mary Land & Exploration Co.	739	28,452
Teekay Corp.	493	20,938
XTO Energy, Inc.	6,058	374,748
		1,852,822

Paper & Forest Products - 0.3%
Domtar Corp.*	5,359	36,602
MeadWestvaco Corp.	2,077	56,536
Weyerhaeuser Co.	2,503	162,795
		255,933

Personal Products - 0.4%
Alberto-Culver Co.	984	26,971
Avon Products, Inc.	5,099	201,615
Estee Lauder Co.'s, Inc.	1,278	58,596
NBTY, Inc.*	699	20,935
		308,117

Pharmaceuticals - 5.8%
Allergan, Inc.	3,612	203,681
Barr Pharmaceuticals, Inc.*	1,294	62,513
Bristol-Myers Squibb Co.	23,514	500,848
Endo Pharmaceuticals Holdings, Inc.*	1,539	36,844
Forest Laboratories, Inc.*	3,764	150,598
Johnson & Johnson	33,846	2,195,590
Medicis Pharmaceutical Corp.	644	12,680
Pfizer, Inc.	81,607	1,708,034
		4,870,788

Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	2,373	45,823
CB Richard Ellis Group, Inc.*	2,454	53,104
Forest City Enterprises, Inc.	736	27,085
Jones Lang LaSalle, Inc.	379	29,312
St. Joe Co.	1,095	47,008
		202,332

Road & Rail - 0.2%
Avis Budget Group, Inc.*	1,177	12,500
Con-way, Inc.	521	25,779
Hertz Global Holdings, Inc.*	1,539	18,560
Kansas City Southern*	886	35,537

Equity Securities - Cont'd	Shares	Value
Road & Rail - Cont'd
Ryder System, Inc.	691	$42,089
YRC Worldwide, Inc.*	699	9,171
		143,636

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	6,337	37,325
Altera Corp.	3,671	67,657
Analog Devices, Inc.	3,512	103,674
Applied Materials, Inc.	16,201	316,082
Atmel Corp.*	5,241	18,239
Cypress Semiconductor Corp.*	1,843	43,513
Fairchild Semiconductor International, Inc.*	1,433	17,081
FormFactor, Inc.*	511	9,760
Integrated Device Technology, Inc.*	2,211	19,744
Intel Corp.	69,499	1,471,989
Intersil Corp.	1,578	40,507
KLA-Tencor Corp.	2,203	81,731
Lam Research Corp.*	1,427	54,540
Linear Technology Corp.	2,463	75,589
LSI Corp.*	8,272	40,946
Marvell Technology Group Ltd.*	5,618	61,124
MEMC Electronic Materials, Inc.*	2,737	194,053
Microchip Technology, Inc.	2,255	73,806
Micron Technology, Inc.*	9,106	54,363
National Semiconductor Corp.	3,045	55,784
Novellus Systems, Inc.*	1,430	30,102
NVIDIA Corp.*	6,706	132,712
ON Semiconductor Corp.*	4,386	24,913
PMC - Sierra, Inc.*	2,456	13,999
Silicon Laboratories, Inc.*	630	19,870
Teradyne, Inc.*	2,122	26,355
Tessera Technologies, Inc.*	542	11,274
Texas Instruments, Inc.	15,847	447,995
Varian Semiconductor Equipment Associates, Inc.*	883	24,856
Xilinx, Inc.	3,421	81,249
		3,650,832

Software - 5.3%
Adobe Systems, Inc.*	6,583	234,289
Amdocs Ltd.*	2,351	66,674
ANSYS, Inc.*	895	30,896
Autodesk, Inc.*	2,790	87,829
BEA Systems, Inc.*	4,315	82,632
BMC Software, Inc.*	2,338	76,032
Cadence Design Systems, Inc.*	3,205	34,230
Check Point Software Technologies Ltd.*	2,070	46,368
Citrix Systems, Inc.*	2,213	64,907
Compuware Corp.*	3,483	25,565
Electronic Arts, Inc.*	3,802	189,796
FactSet Research Systems, Inc.	534	28,767
Fair Isaac Corp.	643	13,837
Intuit, Inc.*	3,728	100,693
Jack Henry & Associates, Inc.	974	24,029
MICROS Systems, Inc.*	938	31,573

Equity Securities - Cont'd	Shares	Value
Software - Cont'd
Microsoft Corp.	99,635	$2,827,641
NAVTEQ Corp.*	1,178	80,104
Novell, Inc.*	4,035	25,380
Nuance Communications, Inc.*	2,071	36,056
Parametric Technology Corp.*	1,316	21,030
Red Hat, Inc.*	2,231	41,028
Salesforce.com, Inc.*	1,191	68,923
Sybase, Inc.*	1,052	27,668
Symantec Corp.*	10,113	168,078
Synopsys, Inc.*	1,738	39,470
TIBCO Software, Inc.*	2,072	14,794
		4,488,289

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,181	40,213
American Eagle Outfitters, Inc.	2,220	38,872
AnnTaylor Stores Corp.*	743	17,966
Barnes & Noble, Inc.	614	18,819
Bed Bath & Beyond, Inc.*	3,116	91,922
Best Buy Co., Inc.	4,109	170,359
Carmax, Inc.*	2,547	49,463
Chico's FAS, Inc.*	2,028	14,419
GameStop Corp.*	1,795	92,819
Gap, Inc.	6,388	125,716
Home Depot, Inc.	20,073	561,442
J Crew Group, Inc.*	489	21,599
Limited Brands, Inc.	3,572	61,081
Lowe's Co.'s, Inc.	17,476	400,899
Office Depot, Inc.*	3,183	35,172
OfficeMax, Inc.	899	17,207
O'Reilly Automotive, Inc.*	1,312	37,418
PetSmart, Inc.	1,567	32,030
RadioShack Corp.	1,535	24,944
Ross Stores, Inc.	1,605	48,086
Staples, Inc.	8,535	188,709
Tiffany & Co.	1,517	63,471
TJX Co.'s, Inc.	5,221	172,659
Tractor Supply Co.*	390	15,413
Williams-Sonoma, Inc.	1,027	24,894
		2,365,592

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.*	875	15,286
Jones Apparel Group, Inc.	1,018	13,662
Liz Claiborne, Inc.	1,200	21,780
Nike, Inc., Class B	4,353	296,004
Phillips-Van Heusen Corp.	631	23,927
		370,659

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	1,024	27,812
Freddie Mac	7,719	195,445

Equity Securities - Cont'd	Shares	Value
Thrifts & Mortgage Finance - Cont'd
Hudson City Bancorp, Inc.	5,816	$102,827
IndyMac Bancorp, Inc.	843	4,181
MGIC Investment Corp.	920	9,688
New York Community Bancorp, Inc.	3,906	71,167
People's United Financial, Inc.	2,028	35,105
PMI Group, Inc.	993	5,779
Radian Group, Inc.	867	5,696
Sovereign Bancorp, Inc.	3,992	37,205
Washington Federal, Inc.	1,000	22,840
Washington Mutual, Inc.	10,436	107,491
		625,236

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,658	76,152
MSC Industrial Direct Co.	545	23,026
United Rentals, Inc.*	870	16,391
W.W. Grainger, Inc.	807	61,647
WESCO International, Inc.*	511	18,646
		195,862

Water Utilities - 0.0%
Aqua America, Inc.	1,523	28,602

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	4,873	191,070
Crown Castle International Corp.*	3,413	117,714
Leap Wireless International, Inc.*	567	26,422
NII Holdings, Inc., Class B*	2,087	66,325
SBA Communications Corp.*	1,136	33,887
Telephone & Data Systems, Inc.	639	25,094
		460,512

Total Equity Securities (Cost $79,759,875)		82,223,124

U.S. Government Agencies	Principal
and Instrumentalities - 1.8%	Amount
Federal Home Loan Bank Discount Notes, 4/1/08	$1,500,000	1,500,000

Total U.S. Government Agencies and Instrumentalities
(Cost $1,500,000)		1,500,000

U.S. Treasury - 0.2%
United States Treasury Bills, 7/24/08 (l)	200,000	198,746

Total U.S. Treasury (Cost $198,746)		198,746

TOTAL INVESTMENTS (Cost $81,458,621) - 99.3%		83,921,870
Other assets and liabilities, net - 0.7%		555,487
Net Assets - 100%		$84,477,357

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 4,508,227 shares outstanding		$50,005,056
Class B: 449,259 shares outstanding		4,669,922
Class C: 682,713 shares outstanding		7,535,609
Class I: 1,645,322 shares outstanding		26,191,017
Undistributed net investment income		243,190
Accumulated net realized gain (loss) on investments		(6,675,667)
Net unrealized appreciation (depreciation) on investments		2,508,230
Net Assets		$84,477,357

Net Asset Value Per Share
Class A (based on net assets of $52,371,056)		$11.62
Class B (based on net assets of $5,029,535)		$11.20
Class C (based on net assets of $7,636,854)		$11.19
Class I (based on net assets of $19,439,912)		$11.82
Futures	# of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Purchased:
NASDAQ 100 Index^	2	06/08	$358,100	$13,407
S&P 500 Index^	4	06/08	1,324,000	31,574
Total Purchased				$44,981

*   Non-income producing security.

(l)   Collateral for futures contracts.

^   Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 2008

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $194)	$798,849
Interest income	44,388
Total investment income	843,237

Expenses:
Investment advisory fee	102,273
Transfer agency fees and expenses	73,910
Distribution Plan expenses:
Class A	70,212
Class B	27,573
Class C	41,701
Directors' fees and expenses	5,472
Administrative fees	89,220
Accounting fees	7,418
Custodian fees	30,377
Registration fees	21,821
Reports to shareholders	13,543
Professional fees	11,532
Miscellaneous	11,070
Total expenses	506,122
Reimbursement from Advisor:
Class A	(92,572)
Class B	(8,913)
Class C	(8,057)
Class I	(36,000)
Fees paid indirectly	(6,786)
Net expenses	353,794

Net Investment Income	489,443

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	517,450
Futures	(468,111)
49,339

Change in unrealized appreciation or (depreciation) on:
Investments	(14,400,372)
Futures	(60,958)
(14,461,330)

Net Realized and Unrealized Gain
(Loss)	(14,411,991)

Increase (Decrease) in Net Assets
Resulting From Operations	($13,922,548)

See notes to financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Operations:
Net investment income	$489,443	$926,692
Net realized gain (loss) on investments	49,339	1,415,426
Change in unrealized appreciation (depreciation)	(14,461,330)	7,703,825

Increase (Decrease) in Net Assets
Resulting From Operations	(13,922,548)	10,045,943

Distributions to shareholders from:
Net investment income:
Class A shares	(627,658)	(479,339)
Class B shares	(5,726)	(635)
Class C shares	(8,396)	(819)
Class I shares	(324,696)	(141,985)
Total distributions	(966,476)	(622,778)
Capital share transactions:
Shares sold:
Class A shares	7,750,259	12,894,084
Class B shares	248,505	988,956
Class C shares	705,150	2,600,787
Class I shares	2,244,633	9,271,716
Reinvestment of distributions:
Class A shares	555,251	432,803
Class B shares	4,431	478
Class C shares	5,474	539
Class I shares	317,311	141,980
Redemption fees:
Class A shares	392	122
Class B shares	46	8
Class C shares	5	24
Shares redeemed:
Class A shares	(5,974,963)	(8,280,455)
Class B shares	(387,539)	(500,701)
Class C shares	(745,821)	(1,188,271)
Class I shares	(2,802,116)	(766,446)
Total capital share transactions	1,921,018	15,595,624

Total Increase (Decrease) in Net Assets	(12,968,006)	25,018,789

Net Assets
Beginning of period	97,445,363	72,426,574
End of period (including undistributed net investment income of $243,190 and $720,223, respectively)	$84,477,357	$97,445,363

See notes to financial statements.

Capital Share Activity	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Shares sold:
Class A shares	611,670	987,336
Class B shares	20,637	78,485
Class C shares	57,031	206,532
Class I shares	177,230	701,132
Reinvestment of distributions:
Class A shares	42,548	33,681
Class B shares	351	39
Class C shares	434	44
Class I shares	23,930	10,896
Shares redeemed:
Class A shares	(484,358)	(630,504)
Class B shares	(32,200)	(39,697)
Class C shares	(61,687)	(95,156)
Class I shares	(216,492)	(57,643)
Total capital share activity	139,094	1,195,145

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2008 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" -- an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 -- 2007) for purposes of implementing FIN 48, and has concluded that as of March 31, 2008, no provision for income tax is required in the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $15,930 was payable at period end. In addition, $718 was payable at period end for operating expenses paid by the Advisor during March 2008.

The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, Class B and Class C through January 31, 2009 and for Class I through January 31, 2016. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $13,894 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund's average daily net assets of Class A, Class B, and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $21,578 was payable at period end.

The Distributor received $13,954 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2008.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $14,617 for the six months ended March 31, 2008. Under the terms of the agreement, $2,475 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Effective January 1, 2008, each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $44,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the committee chairs and $2,500 annually may be paid to committee members, plus a committee meeting fee of $500 for each committee meeting attended. Prior to January 1, 2008, each Director of the Fund who was not an employee of the Advisor or its affiliates received an annual retainer of $34,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $10,000 annually were paid to the Chairperson of special committees of the Board and the lead disinterested Director. Director's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,013,763 and $2,691,941, respectively.

The cost of investments owned at March 31, 2008 for federal income tax purposes was $85,315,514. Net unrealized depreciation aggregated $1,393,644, of which $11,035,608 related to appreciated securities and $12,429,252 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,249,606, $900,355 and $534,245 at September 30, 2007 may be utilized to offset future capital gains until expiration in September 2011, September 2012, and September 2014, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, and the CVS Calvert Social Balanced Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2008. For the six months ended March 31, 2008, borrowings by the Fund under the Agreement were as follows:

Average Daily Balance $3,874	Average Interest Rate 5.34%	Weighted Maximum Amount Borrowed $708,984	Month of Maximum Amount Borrowed October 2007

Financial Highlights
			Periods Ended
		March 31,	September 30,	September 30,
Class A Shares		2008	2007 (z)	2006 (z)
Net asset value, beginning		$13.67	$12.23	$11.29
Income from investment operations
Net investment income		.07	.15	.11
Net realized and unrealized gain (loss)		(1.98)	1.41	.92
Total from investment operations		(1.91)	1.56	1.03
Distributions from:
Net investment income		(.14)	(.12)	(.09)
Total distributions		(.14)	(.12)	(.09)
Total increase (decrease) in net asset value		(2.05)	1.44	.94
Net asset value, ending		$11.62	$13.67	$12.23

Total return*		(14.09%)	12.80%	9.14%
Ratios to average net assets:A
Net investment income		1.11% (a)	1.12%	.96%
Total expenses		1.09% (a)	1.09%	1.22%
Expenses before offsets		.76% (a)	.77%	.78%
Net expenses		.75% (a)	.75%	.75%
Portfolio turnover		3%	9%	12%
Net assets, ending (in thousands)		$52,371	$59,291	$48,265

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2005 (z)	2004 (z)	2003
Net asset value, beginning		$10.43	$9.55	$7.50
Income from investment operations
Net investment income	.	.13	.06	.05
Net realized and unrealized gain (loss)		.84	.87	2.03
Total from investment operations		.97	.93	2.08
Distributions from:
Net investment income		(.11)	(.05)	(.03)
Total distributions		(.11)	(.05)	(.03)
Total increase (decrease) in net asset value		.86	.88	2.05
Net asset value, ending		$11.29	$10.43	$9.55

Total return*		9.31%	9.73%	27.88%
Ratios to average net assets:A
Net investment income		1.21%	.64%	.63%
Total expenses		1.34%	1.48%	1.62%
Expenses before offsets		.77%	.77%	.77%
Net expenses		.75%	.75%	.75%
Portfolio turnover		14%	14%	7%
Net assets, ending (in thousands)		$44,108	$39,684	$27,802

See notes to financial highlights.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.11	$11.74	$10.87
Income from investment operations
Net investment income (loss)	**	.01	**
Net realized and unrealized gain (loss)	(1.90)	1.36	.87
Total from investment operations	(1.90)	1.37	.87
Distributions from:
Net investment income	(.01)	**	--
Total distributions	(.01)	**	--
Total increase (decrease) in net asset value	(1.91)	1.37	.87
Net asset value, ending	$11.20	$13.11	$11.74

Total return*	(14.48%)	11.68%	8.00%
Ratios to average net assets:A
Net investment income (loss)	.11% (a)	.12%	(.04%)
Total expenses	2.09% (a)	2.08%	2.26%
Expenses before offsets	1.76% (a)	1.77%	1.78%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	3%	9%	12%
Net assets, ending (in thousands)	$5,030	$6,036	$4,949

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2005 (z)	2004 (z)	2003
Net asset value, beginning	$10.05	$9.30	$7.38
Income from investment operations
Net investment income (loss)	.02	(.03)	.01
Net realized and unrealized gain (loss)	.81	.83	1.94
Total from investment operations	.83	.80	1.95
Distributions from:
Net investment income	(.01)	(.05)	(.03)
Total distributions	(.01)	(.05)	(.03)
Total increase (decrease) in net asset value	.82	.75	1.92
Net asset value, ending	$10.87	$10.05	$9.30

Total return*	8.29%	8.57%	26.55%
Ratios to average net assets:A
Net investment income (loss)	.21%	(.36%)	(.37%)
Total expenses	2.43%	2.61%	3.05%
Expenses before offsets	1.77%	1.77%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	14%	7%
Net assets, ending (in thousands)	$4,623	$4,072	$2,369

See notes to financial highlights.

Financial Highlights
		Periods Ended
	March 31,	September 30	September 30,
Class C Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.10	$11.73	$10.86
Income from investment operations
Net investment income (loss)	.01	.01	**
Net realized and unrealized gain (loss)	(1.91)	1.36	.87
Total from investment operations	(1.90)	1.37	.87
Distributions from:
Net investment income	(.01)	**	--
Total distributions	(.01)	**	--
Total increase (decrease) in net asset value	(1.91)	1.37	.87
Net asset value, ending	$11.19	$13.10	$11.73

Total return*	(14.50%)	11.69%	8.01%
Ratios to average net assets:A
Net investment income (loss)	.11% (a)	.12%	(.04%)
Total expenses	1.96% (a)	1.96%	2.13%
Expenses before offsets	1.76% (a)	1.77%	1.78%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	3%	9%	12%
Net assets, ending (in thousands)	$7,637	$8,998	$6,751

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2005 (z)	2004 (z)	2003
Net asset value, beginning	$10.05	$9.29	$7.37
Income from investment operations
Net investment income (loss)	.02	(.03)	.01
Net realized and unrealized gain (loss)	.80	.84	1.94
Total from investment operations	.82	.81	1.95
Distributions from:
Net investment income	(.01)	(.05)	(.03)
Total distributions	(.01)	(.05)	(.03)
Total increase (decrease) in net asset value	.81	.76	1.92
Net asset value, ending	$10.86	$10.05	$9.29

Total return*	8.19%	8.69%	26.59%
Ratios to average net assets:A
Net investment income (loss)	.21%	(.36%)	(.36%)
Total expenses	2.30%	2.46%	2.88%
Expenses before offsets	1.77%	1.77%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	14%	7%
Net assets, ending (in thousands)	$5,542	$4,896	$2,534

See notes to financial highlights.

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.92	$12.38	$11.38
Income from investment operations
Net investment income	.11	.22	.17
Net realized and unrealized gain (loss)	(2.01)	1.44	.92
Total from investment operations	(1.90)	1.66	1.09
Distributions from:
Net investment income	(.20)	(.12)	(.09)
Total distributions	(.20)	(.12)	(.09)
Total increase (decrease) in net asset value	(2.10)	1.54	1.00
Net asset value, ending	$11.82	$13.92	$12.38

Total return*	(13.80%)	13.44%	9.61%
Ratios to average net assets:A
Net investment income	1.64% (a)	1.65%	1.46%
Total expenses	.57% (a)	.57%	.80%
Expenses before offsets	.22% (a)	.23%	.26%
Net expenses	.21% (a)	.21%	.24%
Portfolio turnover	3%	9%	12%
Net assets, ending (in thousands)	$19,440	$23,120	$12,462

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2005 (z)	2004 (z)	2003
Net asset value, beginning	$10.59	$9.67	$7.56
Income from investment operations
Net investment income	.16	.10	.09
Net realized and unrealized gain (loss)	.87	.87	2.06
Total from investment operations	1.03	.97	2.15
Distributions from:
Net investment income	(.24)	(.05)	(.04)
Total distributions	(.24)	(.05)	(.04)
Total increase (decrease) in net asset value	.79	.92	2.11
Net asset value, ending	$11.38	$10.59	$9.67

Total return*	9.76%	10.03%	28.46%
Ratios to average net assets:A
Net investment income	1.50%	1.02%	1.01%
Total expenses	1.35%	1.06%	1.19%
Expenses before offsets	.40%	.39%	.39%
Net expenses	.38%	.38%	.38%
Portfolio turnover	14%	14%	7%
Net assets, ending (in thousands)	$2,374	$1,231	$4,518

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)    Annualized.

(z)    Per share figures are calculated using the Average Shares Method.

*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**    Less than $0.01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Basis for Board's Approval of Investment Advisory Contracts

At a meeting held on December 4, 2007, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Social Index Series, Inc. and the Advisor and the Investment Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor's personnel and the Advisor's revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable mutual funds.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and Investment Subadvisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Fund's brokerage, including the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, derived by the Advisor from its relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board's familiarity with the Advisor's senior management through Board of Directors' meetings, discussions and other reports. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board discussed the Advisor's effectiveness in monitoring the performance of the Subadvisor and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund's performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that for the one-, three- and five-year annualized periods ended June 30, 2007, the Fund's performance was below the median of its peer universe. The Fund underperformed its Lipper index for the same one-, three- and five-year annualized periods. The Board considered the Advisor's discussion of the Fund's performance, as well as the Advisor's continued monitoring of the Portfolio's performance. The Board also took into account the Advisor's discussion of the Fund's role within the Calvert Group of Funds social investment offerings. Based upon its review and in view of management's discussion, the Board concluded that the Fund's performance was satisfactory.

In considering the Fund's fees and expenses, the Board compared the Fund's fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund's advisory fee (after taking into account waivers and reimbursements) and total expenses (net of waivers and reimbursements) were below the median of its peer group. The Board also took into account the Advisor's current undertakings to maintain expense limitations for the Fund, noting that the Advisor was currently reimbursing fund expenses in excess of the entire advisory fee. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the factors considered.

The Board reviewed the Advisor's profitability on a portfolio-by-portfolio basis. In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing and administrative services to the Fund for which they received compensation. The information considered by the Board included Calvert's operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Group of Funds complex. The Board reviewed the profitability of the Advisor's relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. The Board also noted that the Advisor reimbursed expenses of the Fund and was currently reimbursing fund expenses in excess of the entire advisory fee and that it also paid the subadvisory fee to the Subadvisor. Based upon its review, the Board concluded that the Advisor's level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's growth and size on its performance and expenses. Although the Fund's advisory fee currently did not contain a breakpoint that would reduce the advisory fee rate on assets above specified levels, the Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund's current size.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

In evaluating the Investment Subadvisory Agreement, the disinterested Directors reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board reapproved the Investment Subadvisory Agreement between the Advisor and the Subadvisor based on a number of factors relating to the Subadvisor's ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Subadvisor; the Subadvisor's management style and long-term performance record; the Fund's performance record and the Subadvisor's performance in employing its investment strategies; the Subadvisor's current level of staffing and its overall resources; the qualifications and experience of the Subadvisor's personnel; the Subadvisor's financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor's compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Subadvisor under the Investment Subadvisory Agreement.

As noted above, the Board considered, among other information, the Fund's performance during the one-, three- and five-year annualized periods ended June 30, 2007 as compared to the Fund's peer group and noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the subadvisory fee under the Investment Subadvisory Agreement was paid by the Advisor and not the Fund. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreement and the corresponding subadvisory fee at arm's length. Based upon its review, the Board determined that the subadvisory fee was reasonable. For each of the above reasons, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Subadvisor's management of the Fund to be a material factor in its consideration, although the Board noted that the subadvisory fee schedule for the Fund contained breakpoints that reduced the subadvisory fee rate on assets above specified levels.

In reapproving the Investment Subadvisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor is qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (c) the Advisor and Subadvisor maintain appropriate compliance programs; (d) the Subadvisor is likely to execute its investment strategies consistently over time; (e) the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (f) the Fund's advisory and subadvisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Subadvisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Calvert Social Index Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Floating Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Global Alternative Energy Fund
Calvert International Opportunities Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.
    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer
Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:   May 29, 2008

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer

Date:   May 29, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:   May 29, 2008